OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

June 3, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Portfolio Series Fixed Income Active Allocation

               Fund (the “Registrant”)

     Reg. No. 333-146105; File No. 811-22120

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 29, 2009.

Sincerely,

/s/Carl A. Algermissen

------------------------------------

Carl A. Algermissen

Vice President & Associate Counsel

303-768-2486

calgermissen@oppenheimerfunds.com

cc:     K&L Gates LLP

          KPMG LLP

          Gloria LaFond

          Nancy S. Vann